EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 15 - EARNINGS PER SHARE

Weighted average number of common shares outstanding:

In Thousands of Shares
Description	2022	2021	2020
Issued common share at January 1	85,546	77,961	71,218
Effect of shares issued	3,837	4,015	2,605
Weighted average number of common shares outstanding at December 31	89,383	81,976	73,823

Diluted loss per share was the same amount as basic loss per share, as the effect of options and warrants would have been anti-dilutive because the Corporation incurred losses in each of the years presented. All outstanding options could potentially be dilutive in the future.